CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2016	Jun. 30, 2015
Current assets:
Cash and cash equivalents	$ 537	$ 4,217
Marketable securities	2,495	0
Accounts receivable (net of allowance for doubtful accounts of $20 at June 30, 2016 and 2015)	307	838
Prepaid expenses	226	483
Other receivables	114	661
Other current assets	110	0
Current assets of discontinued operations	39	3,431
Total current assets	3,828	9,630
Restricted cash	440	695
Property & equipment, net	1,414	2,334
Intangible assets, net	5,339	18,683
Goodwill	11,270	24,722
Other assets	748	270
Non-current assets of discontinued operations	0	13,895
Total assets	23,039	70,229
Current liabilities:
Accounts payable and accrued expenses	11,625	10,040
Deferred revenue	637	593
Current portion of loans payable	8,996	1,575
Current liabilities of discontinued operations	2,851	13,278
Total current liabilities	24,109	25,486
Loans payable, less current portion	19,716	22,516
Deferred revenue	3,429	3,854
Common stock warrant liability	10	10
Other long-term liabilities	951	1,678
Non-current liabilities of discontinued operations	0	538
Total liabilities	48,215	54,082
Commitments and contingencies
Stockholders' (deficit) equity:
Common stock, $0.001 par value: authorized 15,000,000 shares, issued and outstanding 3,023,753 and 1,169,156 shares as of June 30, 2016 and 2015, respectively	3	1
Additional paid-in-capital	409,765	383,607
Treasury stock, 10,758 shares at June 30, 2016 and 2015	(11,916)	(11,916)
Accumulated deficit	(428,380)	(367,360)
Accumulated other comprehensive loss	(361)	0
Non-controlling interest	773	0
Total stockholders' (deficit) equity	(30,116)	4,332
Total liabilities, convertible redeemable preferred stock and stockholders' (deficit) equity	23,039	70,229
Series A Convertible Redeemable Preferred Stock
Current liabilities:
Convertible Redeemable Preferred Stock	0	0
Series C Convertible Preferred Stock
Current liabilities:
Convertible Redeemable Preferred Stock	4,940	11,815
Series B Convertible Preferred Stock
Stockholders' (deficit) equity:
Convertible Preferred Stock	0	0
Series D Preferred Stock
Stockholders' (deficit) equity:
Convertible Preferred Stock	$ 0	$ 0